Employee benefit plans - Net pension liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net defined benefit liability and asset
Balance at beginning of year	€ 729,114
Balance at end of year	€ 794,646	€ 729,114
Weighted average duration of defined benefit obligation	19 years	19 years
Non-current portion of pension liability	€ 782,622	€ 718,502
United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	685,164
Balance at end of year	749,376	685,164
Current portion of pension liability	8,085	6,923
Non-current portion of pension liability	741,291	678,241
United States
Net defined benefit liability and asset
Balance at beginning of year	74,364
Balance at end of year	€ 82,823	74,364
Beneficiary percentage	64.00%
France
Net defined benefit liability and asset
Balance at beginning of year	€ 17,700
Balance at end of year	€ 17,283	17,700
Beneficiary percentage	8.00%
Germany
Net defined benefit liability and asset
Balance at beginning of year	€ 593,100
Balance at end of year	€ 649,270	593,100
Beneficiary percentage	28.00%
Countries other than US, France, and Germany
Net defined benefit liability and asset
Balance at beginning of year	€ 43,950
Balance at end of year	45,270	43,950
Current portion of pension liability	4,324	3,689
Non-current portion of pension liability	41,331	40,261
Pension asset	385	0
Benefit obligation | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	996,237	976,467
Foreign currency translation gains/losses	32,169	(35,216)
Current service cost	37,409	40,213
Past service cost	988	(244)
Interest expense (income)	20,298	21,298
Transfer of plan participants	(247)	252
Actuarial (gains) losses arising from changes in financial assumptions	26,504	15,480
Actuarial (gains) losses arising from changes in demographic assumptions	1,540	(87)
Actuarial (gains) losses arising from experience adjustments	(3,150)	9,278
Remeasurements	24,894	24,671
Benefits paid	(26,828)	(30,873)
Settlements	(374)	(331)
Balance at end of year	1,084,546	996,237
Plan assets | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	(311,073)	(316,124)
Foreign currency translation gains/losses	(25,869)	28,316
Interest expense (income)	(9,504)	(10,846)
Actuarial (gains) losses arising from experience adjustments	(9,113)	(28,847)
Actual return on plan assets	(18,617)	(39,693)
Employer contributions	(1,005)	(9,901)
Benefits paid	21,394	26,329
Balance at end of year	€ (335,170)	€ (311,073)